Cover	May 19, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed as an amendment of and supplement to the Current Report on Form 8-K filed by Lordstown Motors Corp. (the “Company”) on May 19, 2022 (the “Original Report”) and the Current Report on Form 8-K filed on May 23, 2022 (the “Update Report”). The Original Report was filed, among other things, to report the results of the matters submitted to a vote by the Company’s stockholders at the Company’s 2022 Annual Meeting of Stockholders (the “Annual Meeting”) held on May 19, 2022 and the amendment of the Company’s Second Amended and Restated Certificate of Incorporation, as amended (the “Certificate of Incorporation”). This Amendment amends the Original Report and the Update Report to update the disclosure regarding the Charter Amendment (as defined below) and the previously reported results with respect to Proposal No. 4 (as defined below) and provides information regarding a Special Meeting (as defined below) to be held by the Company.
Document Period End Date	May 19, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-38821
Entity Registrant Name	LORDSTOWN MOTORS CORP.
Entity Central Index Key	0001759546
Entity Tax Identification Number	83-2533239
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2300 Hallock Young Road
Entity Address, City or Town	Lordstown
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44481
City Area Code	234
Local Phone Number	285-4001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	RIDE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false